Benefit Plans - Summary of the Status of the Company's Non-vested Restricted Share Awards (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Beginning - Non-vested Restricted Shares	49,000
Awarded - Non-vested Restricted Shares	54,500	0	0
Vested - Non-vested Restricted Shares	(16,000)
Ending - Non-vested Restricted Shares	87,000	49,000
Beginning - Non-vested Weighted Average Grant Date Fair Value	$ 10.16
Awarded - Non-vested Weighted Average Grant Date Fair Value	$ 14.79
Vested - Non-vested Weighted Average Grant Date Fair Value	$ 10.16
Ending - Non-vested Weighted Average Grant Date Fair Value	$ 13.04	$ 10.16